Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	160,318,719
Common stock, shares issued	195,630,975	118,146,795
Common stock, shares outstanding	195,630,975	118,146,795
Prepaid expenses and other assets related parties current	$ 612	$ 1,013
Operating lease right of use assets related parties noncurrent	4,032	4,296
Other noncurrent assets related parties	1,845	2,365
Operating lease liabilities related parties current	568	495
Operating lease liabilities related parties noncurrent	$ 3,643	$ 3,776
Warrants for Series B-1 convertible redeemable preferred stock issued	0	0
Warrants for Series B-1 convertible redeemable preferred stock outstanding	0	0
Unearned Revenue Attributable To Related Parties	$ 2,821	$ 0
Series A Convertible Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	2,000,000	2,000,000
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	0	0
Series B Convertible Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	9,753,798	9,753,798
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	0	0
Series B-1 Convertible Redeemable Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	13,217,404	13,217,404
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	0	0